PREPAID EXPENSES AND OTHER RECEIVABLES (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
PREPAID EXPENSES AND OTHER RECEIVABLES [Abstract]
Advances to suppliers	$ 1,737	$ 1,449	$ 911
Income/corporate taxes	2,004	1,605	1,366
VAT and consumption tax	2,394	1,585	1,501
Prepaid expenses	935	1,047	1,210
Restricted deposits	1,336	706	1,218
Fair value of financial derivatives	130	1,292	335
Other	2,884	2,954	1,752
Total prepaid expenses and other receivables	$ 11,420	$ 10,638	$ 8,293